Cover	Mar. 28, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2025
Entity File Number	001-40959
Entity Registrant Name	ROTH CH ACQUISITION CO.
Entity Central Index Key	0001860514
Entity Tax Identification Number	98-1601095
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2340 Collins Avenue
Entity Address, Address Line Two	Suite 402
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(949)
Local Phone Number	720-7133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	USCT
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	USCTW